Offerings	Sep. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share ("Class A Common Stock"), the Registrant's 2012 Restricted Stock Unit Plan (as amended, the "2012 Plan")
Amount Registered | shares	1,959,744
Proposed Maximum Offering Price per Unit	24.95
Maximum Aggregate Offering Price	$ 48,895,612.80
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,485.92
Offering Note	(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Class A Common Stock that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Class A Common Stock. (b) Represents shares of Class A Common Stock issued pursuant to settlement of restricted stock units or exercise of options under each of the Registrant's 2012 Plan, 2015 Plan and A&R 2022 Plan to certain current and former directors, officers, other employees and service providers of the Registrant. (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $24.95 per share, which is the average of the high and low sales price of a share of Class A Common Stock, as reported on the New York Stock Exchange on September 17, 2025. (d) The Registrant has no fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, the Registrant's 2015 Stock Option Plan (the "2015 Plan")
Amount Registered | shares	95,000
Proposed Maximum Offering Price per Unit	24.95
Maximum Aggregate Offering Price	$ 2,370,250.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 362.89
Offering Note	(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Class A Common Stock that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Class A Common Stock. (b) Represents shares of Class A Common Stock issued pursuant to settlement of restricted stock units or exercise of options under each of the Registrant's 2012 Plan, 2015 Plan and A&R 2022 Plan to certain current and former directors, officers, other employees and service providers of the Registrant. (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $24.95 per share, which is the average of the high and low sales price of a share of Class A Common Stock, as reported on the New York Stock Exchange on September 17, 2025. (d) The Registrant has no fee offsets.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, the Registrant's Amended and Restated 2022 Omnibus Incentive Plan (the "A&R 2022 Plan")
Amount Registered | shares	1,170,407
Proposed Maximum Offering Price per Unit	24.95
Maximum Aggregate Offering Price	$ 29,201,654.65
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,470.77
Offering Note	(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Class A Common Stock that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Class A Common Stock. (b) Represents shares of Class A Common Stock issued pursuant to settlement of restricted stock units or exercise of options under each of the Registrant's 2012 Plan, 2015 Plan and A&R 2022 Plan to certain current and former directors, officers, other employees and service providers of the Registrant. (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $24.95 per share, which is the average of the high and low sales price of a share of Class A Common Stock, as reported on the New York Stock Exchange on September 17, 2025. (d) The Registrant has no fee offsets.